Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Entity Central Index Key	0000909327
Entity Registrant Name	Suzano S.A.
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31